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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Haverford Financial Services, Inc.
Address:   3 Radnor Corporate Center, Suite 450
           Radnor, PA 19087

Form 13F File Number: 28-11678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
Title:   Vice President
Phone:   (610) 995-8726

Signature, Place, and Date of Signing:


/s/ Eric Drossner
------------------------------------
Eric Drossner
Radnor, PA 19087
November 4, 2008

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              32

Form 13F Information Table Value Total:     $69,091,628 (thousands)

List of Other Included Managers:

     None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                      FORM 13F INFORMATION TABLE

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
(ITEM 1)                  (ITEM 2) (ITEM 3)   (ITEM 4)   (ITEM 5)          (ITEM 6)      (ITEM 7)         (ITEM 8)
                                                                    INVESTMENT DISCRETION         VOTING AUTHORITY (SHARES)

NAME                      TITLE               FAIR       SHARES OR                SHARED
OF                        OF       CUSIP      MARKET     PRINCIPAL  SOLE  SHARED  OTHER          SOLE     SHARED    NONE
ISSUER                    CLASS    NUMBER     VALUE      AMOUNT     (A)   (B)     (C)      MGR   (A)      (B)       (C)
------                    ------   ---------  ---------  ---------  ----  ------  -------  ---  ------    -------   ---------
3M CO COM                 COMMON   88579Y101  1,289,693   18,880     X                          11,600      0           7,280
A T & T INC (NEW)         COMMON   00206R102  1,822,813   65,287     X                          42,750      0          22,537
ABBOTT LABS               COMMON   002824100  2,730,098   47,414     X                          28,962      0          18,452
AFLAC INC COM             COMMON   001055102  2,839,916   48,339     X                          29,247      0          19,092
AMERICAN EXPRESS CO       COMMON   025816109  1,240,156   35,003     X                          21,602      0          13,401
AUTOMATIC DATA PROCES     COMMON   053015103  2,006,942   46,946     X                          28,957      0          17,989
BANK AMER CORP COM        COMMON   060505104    314,650    8,990     X                           8,990      0               0
BECTON DICKINSON & CO     COMMON   075887109  2,501,383   31,166     X                          18,620      0          12,546
CITIGROUP INC COM         COMMON   172967101    244,192   11,906     X                          11,906      0               0
COCA COLA CO              COMMON   191216100  1,991,059   37,652     X                          23,284      0          14,368
COLGATE PALMOLIVE CO      COMMON   194162103  1,556,731   20,660     X                          13,164      0           7,496
CONOCOPHILLIPS COM        COMMON   20825C104  1,371,387   18,722     X                          11,730      0           6,992
CVS CORP COM              COMMON   126650100  1,546,181   45,935     X                          28,162      0          17,773
DISNEY WALT PRODTNS       COMMON   254687106  1,360,089   44,317     X                          26,519      0          17,798
EATON CORP COM            COMMON   278058102    799,329   14,228     X                           8,056      0           6,172
EXXON MOBIL CORP COM      COMMON   30231G102  3,272,343   42,137     X                          29,965      0          12,172
GENERAL ELEC CO           COMMON   369604103  2,903,433  113,860     X                          72,661      0          41,199
HEWLETT PACKARD CO CO     COMMON   428236103  2,870,915   62,087     X                          37,215      0          24,872
INTEL CORP COM            COMMON   458140100  2,896,864  154,664     X                          94,039      0          60,625
JOHNSON CTLS INC COM      COMMON   478366107  1,636,516   53,957     X                          31,438      0          22,519
JOHNSON & JOHNSON         COMMON   478160104  3,552,914   51,283     X                          31,612      0          19,671
LOWES COS INC COM         COMMON   548661107  1,422,466   60,045     X                          36,369      0          23,676
MEDTRONIC INC COM         COMMON   585055106  3,272,983   65,329     X                          39,723      0          25,606
MICROSOFT                 COMMON   594918104  3,128,311  117,209     X                          72,252      0          44,957
NOVARTIS AG SPONSORED     COMMON   66987V109  3,155,710   59,722     X                          35,859      0          23,863
PEPSICO INC               COMMON   713448108  2,618,543   36,741     X                          22,594      0          14,147
PROCTER & GAMBLE COMP     COMMON   742718109  3,575,126   51,300     X                          32,365      0          18,935
PRUDENTIAL FINL INC C     COMMON   744320102  1,216,109   16,890     X                          10,220      0           6,670
TARGET CORP COM           COMMON   87612E106  1,520,782   31,005     X                          19,443      0          11,562
UNITED TECHNOLOGIES C     COMMON   913017109  2,539,877   42,289     X                          25,396      0          16,893
WAL MART STORES INC       COMMON   931142103  2,049,768   34,226     X                          20,821      0          13,405
WELLS FARGO & CO COM      COMMON   949746101  3,844,348  102,434     X                          59,095      0          43,339

TOTAL                                        69,091,628


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